Acquisitions	12 Months Ended
Dec. 31, 2016
Business Combinations [Abstract]
Acquisitions
Acquisitions

M2FX
We acquired 100% of the shares of M2FX Limited (M2FX) on January 7, 2016 for a purchase price of $19.0 million. M2FX is a manufacturer of fiber optic cable and fiber protective solutions for broadband access and telecommunications networks. M2FX is located in the United Kingdom. The results of M2FX have been included in our Consolidated Financial Statements from January 7, 2016, and are reported within the Broadcast Solutions segment. The M2FX acquisition was not material to our financial position or results of operations. Of the total purchase price, $3.2 million was deferred as estimated earn-out consideration. We determined the estimated fair value of the earn-out with the assistance of a third party valuation specialist using a probability weighted discounted cash flow model. The estimated earn-out was scheduled to be paid in early 2017, however, the financial targets tied to the earn-out were not achieved. We reduced the earn-out liability to zero as of December 31, 2016 and recognized a $3.2 million benefit in Selling, General and Administrative expenses in the Consolidated Statements of Operations. This benefit was excluded from Segment EBITDA of our Broadcast Solutions segment.

Tripwire
We acquired 100% of the outstanding ownership interest in Tripwire, Inc. (Tripwire) on January 2, 2015 for a purchase price of $703.2 million. The purchase price was funded with cash on hand and $200.0 million of borrowings under our revolving credit agreement (see Note 13). Tripwire is a leading global provider of advanced threat, security and compliance solutions. Tripwire’s solutions enable enterprises, service providers, manufacturers, and government agencies to detect, prevent, and respond to growing security threats. Tripwire is headquartered in Portland, Oregon. The results of Tripwire have been included in our Consolidated Financial Statements from January 2, 2015. Tripwire is reported within the Network Solutions segment. The following table summarizes the estimated fair value of the assets acquired and the liabilities assumed as of January 2, 2015 (in thousands).

Cash	$2,364
Receivables	37,792
Inventories	603
Other current assets	2,453
Property, plant and equipment	10,021
Goodwill	462,215
Intangible assets	306,000
Other non-current assets	659
Total assets	822,107
Accounts payable	3,142
Accrued liabilities	12,142
Deferred revenue	8,000
Deferred income taxes	95,074
Other non-current liabilities	540
Total liabilities	118,898
Net assets	$703,209

A single estimate of fair value results from a complex series of judgments about future events and uncertainties and relies heavily on estimates and assumptions. The judgments we have used in estimating the fair values assigned to each class of acquired assets and assumed liabilities could materially affect the results of our operations.
The fair value of acquired receivables is $37.8 million, with a gross contractual amount of $38.0 million.
For purposes of the above allocation, we based our estimate of the fair value for the acquired intangible assets, property, plant and equipment, and deferred revenue on a valuation study performed by a third party valuation firm. We used various valuation methods including discounted cash flows to estimate the fair value of the identifiable intangible assets and deferred revenue (Level 3 valuation). To determine the value of the acquired property, plant, and equipment, we used various valuation methods, including both the market approach, which considers sales prices of similar assets in similar conditions (Level 2 valuation), and the cost approach, which considers the cost to replace the asset adjusted for depreciation (Level 3 valuation).

Goodwill and other intangible assets reflected above were determined to meet the criterion for recognition apart from tangible assets acquired and liabilities assumed. The goodwill is primarily attributable to expected synergies and the assembled workforce. The expected synergies for the Tripwire acquisition primarily consist of an expanded product portfolio with network security solutions that can be marketed to our existing broadcast, enterprise, and industrial customers. We do not have tax basis in the goodwill, and therefore, the goodwill is not deductible for tax purposes. The intangible assets related to the acquisition consisted of the following:

	Estimated Fair Value	Amortization Period
	(In thousands)	(In years)
Intangible assets subject to amortization:
Developed technology	$210,000	5.8
Customer relationships	56,000	15
Backlog	3,000	1
Total intangible assets subject to amortization	269,000
Intangible assets not subject to amortization:
Goodwill	462,215
Trademarks	31,000
In-process research and development	6,000
Total intangible assets not subject to amortization	499,215
Total intangible assets	$768,215
Weighted average amortization period		7.7

The amortizable intangible assets reflected in the table above were determined by us to have finite lives. The useful life for the developed technology intangible asset was based on the estimated time that the technology provides us with a competitive advantage and thus approximates the period of consumption of the intangible asset. The useful life for the customer relationship intangible asset was based on our forecasts of customer turnover. The useful life of the backlog intangible asset was based on our estimate of when the ordered items would ship.
Trademarks have been determined by us to have indefinite lives and are not being amortized, based on our expectation that the trademarked products will generate cash flows for us for an indefinite period. We expect to maintain use of trademarks on existing products and introduce new products in the future that will also display the trademarks, thus extending their lives indefinitely. In-process research and development assets are considered indefinite-lived intangible assets until the completion or abandonment of the associated research and development efforts. Upon completion of the development process, we will make a determination of the useful life of the asset and begin amortizing the assets over that period. If the project is abandoned, we will write-off the asset at such time.
Our consolidated revenues and consolidated income from continuing operations before taxes for the year ended December 31, 2015 included $116.6 million of revenues and a $47.8 million loss from continuing operations before taxes from Tripwire. Consolidated revenues in the year ended December 31, 2015 were negatively impacted by approximately $50.4 million due to the reduction of the acquired deferred revenue balance to fair value. Our consolidated income from continuing operations before taxes for the year ended December 31, 2015 included $43.2 million of amortization of intangible assets and $9.2 million of compensation expense related to the accelerated vesting of acquiree stock based compensation awards.

The following table illustrates the unaudited pro forma effect on operating results as if the Tripwire acquisition had been completed as of January 1, 2014.

	Years Ended
	December 31, 2015	December 31, 2014
	(In thousands, except per share data) (Unaudited)
Revenues	$2,354,191	$2,405,198
Income from continuing operations	92,104	23,302
Diluted income per share from continuing operations attributable to Belden stockholders	$2.14	$0.53

For purposes of the pro forma disclosures, the year ended December 31, 2014 includes nonrecurring expenses from the effects of purchase accounting, including the compensation expense from the accelerated vesting of acquiree stock compensation awards of $9.2 million and amortization of the sales backlog intangible asset of $3.0 million.
The above unaudited pro forma financial information is presented for informational purposes only and does not purport to represent what our results of operations would have been had we completed the acquisition on the date assumed, nor is it necessarily indicative of the results that may be expected in future periods. Pro forma adjustments exclude cost savings from any synergies resulting from the acquisition.
Coast Wire and Plastic Tech
We acquired 100% of the outstanding ownership interest in Coast Wire and Plastic Tech., LLC (Coast) on November 20, 2014 for cash of $36.0 million. Coast is a developer and manufacturer of customized wire and cable solutions used in high-end medical device, military and defense, and industrial applications. Coast is located in Carson, California. The results of Coast have been included in our Consolidated Financial Statements from November 20, 2014, and are reported within the Industrial Solutions segment. The Coast acquisition was not material to our financial position or results of operations reported as of and for the year ended December 31, 2014.

ProSoft Technology, Inc.
We acquired 100% of the outstanding shares of ProSoft Technology, Inc. (ProSoft) on June 11, 2014 for cash of $104.1 million. ProSoft is a leading manufacturer of industrial networking products that translate between disparate automation systems, including the various protocols used by different automation vendors. The results of ProSoft have been included in our Consolidated Financial Statements from June 11, 2014, and are reported within the Network Solutions segment. ProSoft is headquartered in Bakersfield, California. The following table summarizes the estimated fair value of the assets acquired and the liabilities assumed as of June 11, 2014 (in thousands).

Cash	$2,517
Receivables	5,894
Inventories	2,731
Other current assets	332
Property, plant and equipment	767
Goodwill	56,923
Intangible assets	40,800
Other non-current assets	622
Total assets	110,586
Accounts payable	2,544
Accrued liabilities	2,807
Other non-current liabilities	1,132
Total liabilities	6,483
Net assets	$104,103

A single estimate of fair value results from a complex series of judgments about future events and uncertainties and relies heavily on estimates and assumptions. The judgments we have used in estimating the fair values assigned to each class of acquired assets and assumed liabilities could materially affect the results of our operations.
The fair value of acquired receivables is $5.9 million, with a gross contractual amount of $6.2 million.
For purposes of the above allocation, we based our estimate of the fair value of the acquired inventory and intangible assets on a valuation study performed by a third party valuation firm. We have estimated a fair value adjustment for inventories based on the estimated selling price of the work-in-process and finished goods acquired at the closing date less the sum of the costs to complete the work-in-process, the costs of disposal, and a reasonable profit allowance for our post acquisition selling efforts. We used various valuation methods including discounted cash flows to estimate the fair value of the identifiable intangible assets (Level 3 valuation).

Goodwill and other intangible assets reflected above were determined to meet the criterion for recognition apart from tangible assets acquired and liabilities assumed. The goodwill is primarily attributable to expected synergies and the assembled workforce. The expected synergies for the ProSoft acquisition primarily consist of expanded access to the industrials market and channel partners. Our tax basis in the acquired goodwill is $56.9 million. The goodwill balance we recorded is deductible for tax purposes over a period of 15 years up to the amount of the tax basis. The intangible assets related to the acquisition consisted of the following:

	Fair Value	Amortization Period
	(In thousands)	(In years)
Intangible assets subject to amortization:
Customer relationships	$26,600	20.0
Developed technologies	9,000	5.0
Trademarks	5,000	5.0
Backlog	200	0.3
Total intangible assets subject to amortization	40,800
Intangible assets not subject to amortization:
Goodwill	56,923
Total intangible assets not subject to amortization	56,923
Total intangible assets	$97,723
Weighted average amortization period		14.8

The amortizable intangible assets reflected in the table above were determined by us to have finite lives. The useful life for the developed technologies intangible asset was based on the estimated time that the technology provides us with a competitive advantage and thus approximates the period of consumption of the intangible asset. The useful life for the customer relationship intangible asset was based on our forecasts of customer turnover. The useful life for the trademarks was based on the period of time we expect to continue to go to market using the trademarks. The useful life of the backlog intangible asset was based on our estimate of when the ordered items would ship.
Our consolidated revenues and consolidated income (loss) from continuing operations before taxes for the year ended December 31, 2014 included $31.7 million and ($2.5) million, respectively, from ProSoft. Our consolidated income from continuing operations before taxes for the year ended December 31, 2014 included $2.4 million of amortization of intangible assets and $1.4 million of cost of sales related to the adjustment of acquired inventory to fair value.

Grass Valley
We acquired 100% of the outstanding ownership interest in Grass Valley USA, LLC and GVBB Holdings S.a.r.l., (collectively, Grass Valley) on March 31, 2014 for cash of $218.2 million. Grass Valley is a leading provider of innovative technologies for the broadcast industry, including production switchers, cameras, servers, and editing solutions. Grass Valley is headquartered in Hillsboro, Oregon, with significant locations throughout the United States, Europe, and Asia. The results of Grass Valley have been included in our Consolidated Financial Statements from March 31, 2014, and are reported within the Broadcast Solutions segment. The following table summarizes the estimated fair value of the assets acquired and the liabilities assumed as of March 31, 2014 (in thousands):

Cash	$9,451
Receivables	67,354
Inventories	18,593
Other current assets	4,172
Property, plant and equipment	22,460
Goodwill	131,070
Intangible assets	95,500
Other non-current assets	17,101
Total assets	365,701
Accounts payable	51,276
Accrued liabilities	62,672
Deferred revenue	14,000
Postretirement benefits	16,538
Deferred income taxes	1,827
Other non-current liabilities	1,199
Total liabilities	147,512
Net assets	$218,189

A single estimate of fair value results from a complex series of judgments about future events and uncertainties and relies heavily on estimates and assumptions. The judgments we have used in estimating the fair values assigned to each class of acquired assets and assumed liabilities could materially affect the results of our operations.
The fair value of acquired receivables is $67.4 million, with a gross contractual amount of $77.2 million.
For purposes of the above allocation, we based our estimate of the fair value of the acquired inventory, property, plant, and equipment, intangible assets, and deferred revenue on a valuation study performed by a third party valuation firm. We have estimated a fair value adjustment for inventories based on the estimated selling price of the work-in-process and finished goods acquired at the closing date less the sum of the costs to complete the work-in-process, the costs of disposal, and a reasonable profit allowance for our post acquisition selling efforts. To determine the value of the acquired property, plant, and equipment, we used various valuation methods, including both the market approach, which considers sales prices of similar assets in similar conditions (Level 2 valuation), and the cost approach, which considers the cost to replace the asset adjusted for depreciation (Level 3 valuation). We used various valuation methods including discounted cash flows to estimate the fair value of the identifiable intangible assets and deferred revenue (Level 3 valuation).

Goodwill and other intangible assets reflected above were determined to meet the criterion for recognition apart from tangible assets acquired and liabilities assumed. The goodwill is primarily attributable to expected synergies and the assembled workforce. The expected synergies for the Grass Valley acquisition primarily consist of cost savings from the ability to consolidate existing and acquired operating facilities and other support functions, as well as expanded access to the Broadcast market. Our estimated tax basis in the acquired goodwill is not significant. The intangible assets related to the acquisition consisted of the following:

	Fair Value	Amortization Period
	(In thousands)	(In years)
Intangible assets subject to amortization:
Developed technologies	$37,000	5.0
Customer relationships	27,000	15.0
Backlog	1,500	0.3
Total intangible assets subject to amortization	65,500
Intangible assets not subject to amortization:
Goodwill	131,070
Trademarks	22,000
In-process research and development	8,000
Total intangible assets not subject to amortization	161,070
Total intangible assets	$226,570
Weighted average amortization period		9.0

The amortizable intangible assets reflected in the table above were determined by us to have finite lives. The useful life for the developed technologies intangible asset was based on the estimated time that the technology provides us with a competitive advantage and thus approximates the period of consumption of the intangible asset. The useful life for the customer relationship intangible asset was based on our forecasts of customer turnover. The useful life of the backlog intangible asset was based on our estimate of when the ordered items would ship.
Trademarks have been determined by us to have indefinite lives and are not being amortized, based on our expectation that the trademarked products will generate cash flows for us for an indefinite period. We expect to maintain use of trademarks on existing products and introduce new products in the future that will also display the trademarks, thus extending their lives indefinitely. In-process research and development assets are considered indefinite-lived intangible assets until the completion or abandonment of the associated research and development efforts. Upon completion of the development process, we will make a determination of the useful life of the asset and begin amortizing the assets over that period. If the project is abandoned, we will write-off the asset at such time.
Our consolidated revenues and consolidated income (loss) from continuing operations before taxes for the year ended December 31, 2014 included $196.2 million and ($58.5) million, respectively, from Grass Valley. Our consolidated income from continuing operations before taxes for the year ended December 31, 2014 included $8.6 million of amortization of intangible assets and $6.9 million of cost of sales related to the adjustment of acquired inventory to fair value. We also recognized certain severance, restructuring, and acquisition integration costs in the 2014 related to Grass Valley. See Note 13.

The following table illustrates the unaudited pro forma effect on operating results as if the Grass Valley and ProSoft acquisitions had been completed as of January 1, 2013.

Year ended December 31, 2014
(In thousands, except per share data) (Unaudited)
Revenues	$2,401,200
Income from continuing operations	67,956
Diluted income per share from continuing operations attributable to Belden stockholders	$1.54

The above unaudited pro forma financial information is presented for informational purposes only and does not purport to represent what our results of operations would have been had we completed the acquisition on the date assumed, nor is it necessarily indicative of the results that may be expected in future periods. Pro forma adjustments exclude cost savings from any synergies resulting from the acquisition.